INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4	-	INVENTORIES
	US dollars
	December 31,
(in thousands)	2019	2018
Finished products	20,665	21,660
Raw materials	4,872	6,707
	25,537	28,367